Commitments And Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended							1 Months Ended
	Jul. 31, 2010	Mar. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 17, 2009	Dec. 31, 2013 FCI	Dec. 31, 2012 FCI	Apr. 25, 2007 All American	Jan. 31, 2012 All American First Distribution	Jan. 31, 2014 All American Subsequent Event Second Distribution
Commitments and Contingencies Disclosure [Line Items]
Restricted cash deposited							$ 946	$ 937
Operating lease rental expenses			1,763	1,609	1,465
Minimum operating lease payment, 2014			2,080
Minimum operating lease payment, 2015			1,734
Minimum operating lease payment, 2016			1,065
Minimum operating lease payment, 2017			645
Minimum operating lease payment, 2018			582
Unpaid accounts receivable from distributor, filed for Chapter 11 bankruptcy protection									256
Adversary proceeding pending on litigation filled by AASI creditor liquidating trust						854
Litigation settlement expenses		220
Distribution claim received as beneficiary										$ 21	$ 36
Percentage of total investment forfeited from FCI, TLi Inc. ("TLI"), OCI Materials Co., Ltd ("OCI")upon withdrew from the Pangyo Cooperative	10.00%